Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related-party Balances and Transactions
(16)	Related-party Balances and Transactions

The principal related-party balances as of December 31, 2019 and 2020, and transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:

(i) The Group advanced a short-term loan with a principal amount of RMB50,000 to Shenzhen Baoying Factoring Co., Ltd. (“Shenzhen Baoying”) in August 2018, which was controlled by Puyi, the Group’s affiliate. The amounts is unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been received on November 2018. Interest income from loan receivable from Shenzhen Baoying for 2018 is RMB989.

The Group invested in senior units of structure fund issued by CNFinance with a principal amount of RMB138,000 and recognized investment income of RMB610 during the year 2018. The principal and investment income have been received before July 2018.

In 2018 and 2019, one of the Group’s subsidiaries purchased certain wealth management products offered by an online peer-to-peer (“P2P”) lending platform, which is considered to be a related party as the legal representative of the company that operates the P2P platform is a relative to Mr. Yinan Hu, the Group’s co-founder and director. The wealth management products purchased on the platform by the subsidiary bear interests at 7.3% with terms of 90 days. Principal and interests are payable upon maturity of those products or on a quarterly basis. As of December 31, 2018, the value of the outstanding wealth management products recorded as short term investments in the consolidated balance sheets was RMB15,000 and no investment income has been recognized before maturity. As of December 31, 2019, these wealth management products were matured. The principal of RMB15,000 and interests of RMB360 recorded as investment income in the consolidated statements of income have been received in 2019. There was no balance outstanding as of December 31, 2019 with regard to such products.

(ii) During 2018, the Group has repurchased a total of 7.5 million of the Company’s outstanding ADS (equivalent of 150,000,000 ordinary shares) from Master Trend at US$29.0 per ADS (equivalent to US$1.45 per ordinary share), representing the average closing price of the 30 trading days prior to the Group’s Board approval on June 14, 2018. In form of loan to the 521 Plan’s participants, the Group had paid RMB1,318,611 as 90% of shares purchase consideration to Master Trend during 2018.

Master Trend is beneficially owned by Mr. Qiuping Lai and Master Trend was then a related party because it was a principal owners of the Group at the time of the repurchase. Master Trend still held 4.3% ordinary shares of the Group as of October 10, 2018, upon the Group’s completion of its repurchase transactions of 7.5 million ADS.